FRANKLIN TEMPLETON INVESTMENTS

One Franklin Parkway

San Mateo, California 94403-1906

June 28, 2018

Filed Via EDGAR (CIK #0000872625)

Securities and Exchange Commission

100 F Street NE

Washington, D.C. 20549

Re:  Franklin Strategic Series (Registrant)

File Nos. 033-39088 and 811-06243

Ladies/Gentlemen:

On behalf of the above-referenced Registrant, submitted herewith under the EDGAR system, please find Post-Effective Amendment No. 83 to the Registrant's Registration Statement on Form N-1A (the "Amendment"), which is being filed under the Securities Act of 1933, and the Investment Company Act of 1940.

This filing has been made in order to reflect amendments to the fundamental investment policies of Franklin Small Mid-Cap Growth Fund, a series of the Registrant, which were approved by shareholders of the Fund at a shareholder meeting held on December 29, 2017.

Pursuant to Rule 485(a)(1) under the 1933 Act, the Amendment will become effective September 1, 2018.

The Amendment does not otherwise delete, amend, or supersede any information relating to any of the prospectuses and statements of additional information of the Registrant’s other series of shares.

Please direct any inquiries regarding this filing to the undersigned at (650) 312-5651 or the address shown above.

Sincerely yours,

FRANKLIN STRATEGIC SERIES

/s/Karen L. Skidmore

Karen L. Skidmore

Vice President and Secretary

KLS/na